Offerings	Jul. 24, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.150% Notes due 2028
Amount Registered | shares	500,000,000
Proposed Maximum Offering Price per Unit	0.99873
Maximum Aggregate Offering Price	$ 499,365,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 76,452.78
Offering Note
(1)
The filing fee is calculated in accordance with Rules 457(o) and 457(r) of the Securities Act of 1933, as amended (the “Act”). In accordance with Rules 456(b) and 457(r) of the Act, the registrant initially deferred payments of all of the registration fee for Registration Statement
No. 333-271325
filed on April 18, 2023.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.400% Notes due 2030
Amount Registered | shares	750,000,000
Proposed Maximum Offering Price per Unit	0.99877
Maximum Aggregate Offering Price	$ 749,077,500
Fee Rate	0.01531%
Amount of Registration Fee	$ 114,683.77
Offering Note
(1)
The filing fee is calculated in accordance with Rules 457(o) and 457(r) of the Securities Act of 1933, as amended (the “Act”). In accordance with Rules 456(b) and 457(r) of the Act, the registrant initially deferred payments of all of the registration fee for Registration Statement
No. 333-271325
filed on April 18, 2023.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.000% Notes due 2035
Amount Registered | shares	750,000,000
Proposed Maximum Offering Price per Unit	0.99763
Maximum Aggregate Offering Price	$ 748,222,500
Fee Rate	0.01531%
Amount of Registration Fee	$ 114,552.86
Offering Note
(1)
The filing fee is calculated in accordance with Rules 457(o) and 457(r) of the Securities Act of 1933, as amended (the “Act”). In accordance with Rules 456(b) and 457(r) of the Act, the registrant initially deferred payments of all of the registration fee for Registration Statement
No. 333-271325
filed on April 18, 2023.